Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

As of September 30, 2022 and December 31, 2021, property and equipment consisted of the following:

	Useful life	September 30, 2022	December 31, 2021

Office equipment	5 years	25,544	25,717
Motor vehicle	5 years	55,343	120,049
Yacht	5 years	583,909	587,845
		664,796	733,611
Less: accumulated depreciation		(365,516)	(337,786)

		$299,280	$395,825

Depreciation expense for the three months ended September 30, 2022 and 2021 amounted to $31,764 and $33,262.

Depreciation expense for the nine months ended September 30, 2022 and 2021 amounted to $95,292 and $100,031.

NOTE 4 –  PROPERTY AND EQUIPMENT

At December 31, 2021 and 2020, property and equipment consisted of the following:

	Useful life	December 31, 2021	December 31, 2020

Office equipment	5 years	$25,717	$25,872
Motor vehicle	5 years	120,049	72,382
Yachts	5 years	587,845	591,404
		733,611	689,658
Less: accumulated depreciation		(337,786)	(202,322)

		$395,825	$487,336

Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $135,561 and $134,691.